Consolidated Balance Sheets (Parentheticals) - Ordinary Shares [Member] - $ / shares	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2020
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	500,000,000	500,000,000
Common Stock, Shares, Issued (in shares)	168,000,000	56,000,000	50,000,000
Common Stock, Shares, Outstanding (in shares)	168,000,000	56,000,000